SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, beginning	360,000
Outstanding at June 30, 2021
Outstanding at June 30, 2021		9 years 11 months 11 days
Granted		360,000
Exercised
Exercised
Expired and forfeited
Expired and forfeited
Option outstanding, ending		360,000
Exercisable at December 31, 2020		9 years 10 months 17 days
Expired and forfeited
Expired and forfeited
Mer Telemanagement Solutions Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to options granted		$ 21	$ 47	$ 90
Total unrecognized compensation cost related to non-vested share-based compensation arrangements		$ 12
Share-based Payment Arrangement, Option [Member] | Mer Telemanagement Solutions Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, beginning	116,667	116,667
Outstanding at June 30, 2021	$ 0	$ 2.16	$ 2.16
Outstanding at June 30, 2021		7 years 9 months 3 days	7 years 9 months 3 days
Granted	0
Granted	$ 0
Exercised	0
Exercised	$ 0
Expired and forfeited	58,334,000
Expired and forfeited	$ 4.32
Option outstanding, ending		116,667	116,667
Exercisable at June 30, 2021	0	87,500
Exercisable at June 30, 2021	$ 0	$ 2.16
Exercisable at December 31, 2020		7 years 9 months 3 days
Outstanding at January 1, 2021	58,334,000
Outstanding at January 1, 2021		$ 4.32
Expired and forfeited	(58,334,000)
Expired and forfeited	$ (4.32)
Expired and forfeited	7 years 9 months 3 days
Outstanding at June 30, 2021	0	58,334,000